Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Loss	$ (11,495,017)	$ (6,136,865)	$ (4,880,277)
Items not affecting cash
Depreciation	396,814	452,303	227,456
Stock-based compensation (Note 11)	1,153,882	2,323,845	702,460
Deferred share units (Note 12)	39,548	36,727	33,101
Interest accrual	43,538	45,278	7,739
Fair value adjustment of derivative liabilities (Note 7 and 14)	3,889,683	(3,841,233)	(5,346,878)
Write-down on long lived assets (Note 5)		107,123
Financing expense (Note 10)	115,056		884,587
Unrealized foreign exchange loss (gain)	403,180	(145,724)	203,604
Change in non-cash operating assets & liabilities
Accounts receivable	(1,472,966)	605	(1,764)
Investment tax credits	106,744	96,264	869,406
Prepaid expenses and sundry assets	(181,402)	(10,206)	17,189
Accounts payable and accrued liabilities	74,144	(475,387)	203,743
Deferred revenue		(107,091)	98,186
Cash flows used in operating activities	(6,926,796)	(7,654,361)	(6,981,448)
Financing activities
Payments to related parties (Note 7)			(801,551)
Repayment of capital lease obligations	(49,989)	(44,364)	(22,452)
Issuance of shares on exercise of stock options (Note 11)	5,965		93,165
Proceeds from issuance of shares and warrants, gross	6,196,800	5,000,000	12,000,000
Share issuance cost (Note 10)	(836,099)	(779,271)
Cash flows provided from financing activities	7,328,420	4,363,865	11,269,162
Proceeds from issuance of shares on exercise of warrants (Note 14)	511,743	187,500
Proceeds from convertible debenture (Note 7)	1,500,000
Investing activity
Purchase of property and equipment	(122,017)	(1,036,092)	(262,142)
Cash flows used in investing activities	(122,017)	(1,036,092)	(262,142)
Effect of foreign exchange gain on cash held in foreign currency	(16,037)	6,516	2,380
Increase (decrease) in cash and cash equivalents	263,570	(4,320,072)	4,027,952
Cash and cash equivalents, beginning of year	497,016	4,817,088	789,136
Cash and cash equivalents, end of year	760,586	497,016	4,817,088
Supplemental cash flow information
Interest paid (Note 7)	176,311	39,173	163,099
Taxes paid